Bank Borrowings (Details)				12 Months Ended
	Oct. 20, 2021 USD ($)	Dec. 24, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2023	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 20, 2021 HKD ($)	Dec. 24, 2020 HKD ($)	Sep. 30, 2020 HKD ($)
Bank Borrowings [Line Items]
Working capital				$ 245,384	$ 388,869
Bank borrowings (in Dollars)				$ 11,598	$ 14,629	$ 15,739
OPS HK [Member]
Bank Borrowings [Line Items]
Loan term	5 years	5 years	3 years
Annual interest rate	2.50%	2.50%	2.50%	3.625%	3.50%						2.50%	2.50%	2.50%
Annual Interest Rate One [Member]
Bank Borrowings [Line Items]
Annual interest rate	2.75%	2.75%	2.75%								2.75%	2.75%	2.75%
Annual Interest Rate Two [Member]
Bank Borrowings [Line Items]
Annual interest rate		3.125%								3.125%		3.125%
Annual Interest Rate Three [Member]
Bank Borrowings [Line Items]
Annual interest rate		3.375%							3.375%			3.375%
Annual Interest Rate Four [Member]
Bank Borrowings [Line Items]
Annual interest rate		3.50%						3.50%				3.50%
Annual Interest Rate Five [Member]
Bank Borrowings [Line Items]
Annual interest rate		3.625%					3.625%					3.625%
Annual Interest Rate Six [Member]
Bank Borrowings [Line Items]
Annual interest rate				3.625%
Annual Interest Rate Seven [Member]
Bank Borrowings [Line Items]
Annual interest rate					3.50%
Bank Borrowings [Member]
Bank Borrowings [Line Items]
Working capital	$ 127,714	$ 198,978	$ 439,591								$ 1,000,000	$ 1,558,000	$ 3,442,000
Bank Borrowings [Member] | Annual Interest Rate Two [Member]
Bank Borrowings [Line Items]
Annual interest rate										3.125%
Bank Borrowings [Member] | Annual Interest Rate Three [Member]
Bank Borrowings [Line Items]
Annual interest rate									3.375%
Bank Borrowings [Member] | Annual Interest Rate Four [Member]
Bank Borrowings [Line Items]
Annual interest rate								3.50%
Bank Borrowings [Member] | Annual Interest Rate Five [Member]
Bank Borrowings [Line Items]
Annual interest rate							3.625%
Minimum [Member] | OPS HK [Member]
Bank Borrowings [Line Items]
Loan term			3 years
Maximum [Member] | OPS HK [Member]
Bank Borrowings [Line Items]
Loan term			5 years
Hong Kong [Member] | OPS HK [Member]
Bank Borrowings [Line Items]
Annual interest rate				3.625%	3.50%